Other Income, Net	12 Months Ended
Dec. 31, 2010
Other Income, Net [Abstract]
OTHER INCOME, NET
8. OTHER INCOME, NET

	2008	2009	2010
	RMB	RMB	RMB

Government financial incentives	62,253,380	221,879,333	272,926,369
Donation expenses	(17,475,876)	(2,150,000)	(22,618,976)
Gain on bargain purchase	—	—	7,397,545
Foreign exchange gain (loss)	(7,834,393)	(5,700,933)	788,501
Gain on previously held equity interest	—	—	4,742,116
Others	(7,562,643)	(10,450,712)	(8,405,279)

	29,380,468	203,577,688	254,830,276

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local special economic region. The cash subsidies may be received in the form of (i) a fixed cash amount determined and provided by the municipal government to an operating subsidiary for product and service innovation, or (ii) an amount determined as a percentage of the income tax and business tax actually paid by an operating subsidiary.
Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received.